Income Taxes - Components of Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Examination [Line Items]
Income/(loss) before income taxes	$ 275.6	$ 136.4	$ 2,047.2
Current tax (expense)	(41.2)	(13.3)	(1.2)
Deferred tax (expense)/benefit (excluding rate change)	(8.9)	(9.8)	86.5
Income tax (expense)/benefit	(50.1)	(23.1)	85.3
United Kingdom
Income Tax Examination [Line Items]
Income/(loss) before income taxes	134.1	76.1	1,687.4
Current tax (expense)	(35.2)	(13.3)	0.2
Deferred tax (expense)/benefit (excluding rate change)	(22.4)	(10.0)	(3.8)
Income tax (expense)/benefit	(57.6)	(23.3)	(3.6)
Bermuda
Income Tax Examination [Line Items]
Income/(loss) before income taxes	152.6	67.0	341.2
Current tax (expense)	(6.7)	0.0	0.0
Deferred tax (expense)/benefit (excluding rate change)	12.4	0.0	90.0
Income tax (expense)/benefit	5.7	0.0	90.0
Republic of Ireland
Income Tax Examination [Line Items]
Income/(loss) before income taxes	(11.1)	(6.7)	18.6
Current tax (expense)	0.7	0.0	(1.4)
Deferred tax (expense)/benefit (excluding rate change)	1.1	0.2	0.3
Income tax (expense)/benefit	$ 1.8	$ 0.2	$ (1.1)